UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22118

Dreman Contrarian Funds

(Exact name of registrant as specified in charter)

Harborside Financial Center, Plaza 10, Suite 800, Jersey City, NJ	07311
(Address of principal executive offices)	(Zip code)

Dreman Value Management, LLC

Harborside Financial Center Plaza 10

Suite 800

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dreman Contrarian Funds

Dreman High Opportunity Fund

Portfolio of Investments (Unaudited)

January 31, 2011

Shares		Value
Common Stocks — 99.2%
Consumer Discretionary — 8.6%
34,625	Best Buy Co., Inc.	$1,177,250
48,000	Carnival Corp.	2,146,080
121,850	Lowe’s Companies, Inc.	3,021,880
159,670	Staples, Inc.	3,562,238

		9,907,448

Consumer Staples — 6.4%
242,450	Altria Group, Inc.	5,699,999
27,842	Philip Morris International, Inc.	1,593,676

		7,293,675

Energy — 31.7%
84,105	Anadarko Petroleum Corp.	6,482,813
44,540	Apache Corp.	5,316,294
41,050	BP PLC (a)	1,948,643
205,305	Chesapeake Energy Corp.	6,062,657
75,810	ConocoPhillips	5,417,383
68,520	Devon Energy Corp.	6,077,039
40,075	EnCana Corp.	1,293,220
25,425	Occidental Petroleum Corp.	2,458,089
46,190	Valero Energy Corp.	1,171,378

		36,227,516

Financials — 22.1%
62,755	American Express Co.	2,722,312
258,722	Bank of America Corp.	3,552,253
134,220	Fifth Third Bancorp	1,995,851
73,690	Hartford Financial Services Group, Inc./The	2,047,108
98,665	JPMorgan Chase & Co.	4,434,005
147,940	KeyCorp	1,316,666
53,729	PNC Financial Services Group, Inc.	3,223,740
48,465	U.S. Bancorp	1,308,555
146,116	Wells Fargo & Co.	4,737,081

		25,337,571

Health Care — 8.5%
59,195	Aetna, Inc.	1,949,883
28,725	AstraZeneca PLC (a)	1,404,653
19,505	Eli Lilly & Co.	678,189
161,952	Pfizer, Inc.	2,950,765
66,355	UnitedHealth Group, Inc.	2,723,873

		9,707,363

Industrials — 15.7%
15,211	3M Co.	1,337,351
40,355	Eaton Corp.	4,356,726
29,220	Emerson Electric Co.	1,720,474
24,534	FedEx Corp.	2,215,911
186,520	General Electric Co.	3,756,513
22,990	Northrop Grumman Corp.	1,593,207
36,180	United Technologies Corp.	2,941,434

		17,921,616

Information Technology — 1.4%
76,525	Cisco Systems, Inc. (b)	1,618,504

Materials — 4.8%
61,690	BHP Billiton Ltd. (a)	5,492,261

Total Common Stocks(Cost $93,539,585)		113,505,954

Mutual Funds — 0.2%
Exchange Traded Funds — 0.2%

15,245	Financial Select Sector SPDR Fund	250,018

Total Mutual Funds(Cost $182,796)		250,018

Cash Equivalents — 0.6%
634,930	Huntington Money Market Fund - Trust Shares, 0.010% (c) (d)	634,930

Total Cash Equivalents(Cost $634,930)		634,930

Total Investments (Cost $94,357,311) — 100.0%		114,390,902

Liabilities in Excess of Other Assets — (0.0)%		(15,832)

Net Assets — 100.0%		$114,375,070

(a)	American Depositary Receipt.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day yield as of January 31, 2011.
(d)	Investment in an affiliated fund.

See accompanying notes which are an integral part of these portfolios of investments.

Dreman Contrarian Funds

Dreman Contrarian Mid Cap Value Fund

Portfolio of Investments (Unaudited)

January 31, 2011

Shares		Value
Common Stocks — 97.3%
Consumer Discretionary — 7.7%
365	Best Buy Co., Inc.	$12,410
370	Big Lots, Inc. (a)	11,762
660	Gap, Inc./The	12,718
590	Mattel, Inc.	13,971
155	V.F. Corp.	12,822
130	Whirlpool Corp.	11,115

		74,798

Consumer Staples — 6.0%
1,120	Dean Foods Co. (a)	11,368
185	Energizer Holdings, Inc. (a)	13,457
170	Lorillard, Inc.	12,791
280	Molson Coors Brewing Co., Class B	13,124
1,075	SUPERVALU, Inc.	7,837

		58,577

Energy — 11.7%
420	Arch Coal, Inc.	14,385
570	Chesapeake Energy Corp.	16,832
83	Cimarex Energy Co.	8,643
280	Ensco PLC (b)	15,215
500	McDermott International, Inc. (a)	10,390
615	Nexen, Inc.	15,467
280	Tidewater, Inc.	16,657
210	Transocean, Ltd. (a)	16,785

		114,374

Financials — 18.1%
425	Allstate Corp./The	13,235
255	Ameriprise Financial, Inc.	15,721
1,250	Apollo Investment Corp.	14,744
445	Axis Capital Holdings Ltd	15,833
355	Comerica, Inc.	13,561
770	Discover Financial Services	15,854
585	Federated Investors, Inc., Class B	15,842
920	Fifth Third Bancorp	13,680
620	Hartford Financial Services Group, Inc./The	17,224
465	HCC Insurance Holdings, Inc.	14,080
1,045	Hudson City Bancorp, Inc.	11,474
485	SunTrust Banks, Inc.	14,759

		176,007

Health Care — 9.3%
220	Biogen Idec, Inc. (a)	14,403
360	CIGNA Corp.	15,127
420	Forest Laboratories, Inc. (a)	13,549
345	Kinetic Concepts, Inc. (a)	15,915
605	Omnicare, Inc.	15,682
265	Zimmer Holdings, Inc. (a)	15,677

		90,353

Industrials — 10.5%
400	General Cable Corp. (a)	14,804
265	Hubbell, Inc.	16,229
190	L-3 Communications Holdings, Inc.	14,867
230	Norfolk Southern Corp.	14,074
190	Northrop Grumman Corp.	13,167
600	Pitney Bowes, Inc.	14,568
340	URS Corp. (a)	15,113

		102,822

Information Technology — 15.8%
275	Anixter International, Inc.	17,399
385	Arrow Electronics, Inc. (a)	14,553
290	Computer Sciences Corp.	15,454
250	Fiserv, Inc. (a)	15,442
310	Harris Corp.	14,427
1,010	National Semiconductor Corp	15,312
789	NCR Corp. (a)	12,940
975	Symantec Corp. (a)	17,170
570	Synopsys, Inc. (a)	15,464
770	Western Union Co.	15,616

		153,777

Materials — 5.8%
170	Agrium, Inc.	15,026
290	Nucor Corp.	13,314
485	Owens-Illinois, Inc. (a)	14,303
1,205	Yamana Gold, Inc.	13,617

		56,260

Real Estate Investment Trusts — 6.6%
1,250	Duke Realty Corp.	17,125
635	Hospitality Properties Trust	15,792
460	Mack-Cali Realty Corp.	16,109
665	Senior Housing Properties Trust	14,909

		63,935

Utilities — 5.8%
525	Ameren Corp.	14,894
405	American Electric Power Company, Inc.	14,450
560	DPL, Inc.	14,661
495	PPL Corp.	12,766

		56,771

Total Common Stocks(Cost $840,152)		947,674

Escrow Rights — 0.0%
15,000	Southern Energy Escrow Rights (a) (c)	0

Total Escrow Rights(Cost $0)		0

Cash Equivalents — 1.8%
16,892	Huntington Money Market Fund -Trust Shares, 0.010% (d) (e)	16,892

Total Cash Equivalents(Cost $16,892)		16,892

Total Investments (Cost $857,044) — 99.1%		964,566

Other Assets in Excess of Liabilities — 0.9%		9,185

Net Assets — 100.0%		$973,751

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Escrow rights issued in conjunction with bond organization. There is no market for these rights, therefore, these rights are considered to be illiquid and are valued according to the fair value procedures approved by the Trust.
(d)	Rate disclosed is the seven day yield as of January 31, 2011.
(e)	Investment in an affiliated fund.

See accompanying notes which are an integral part of these portfolios of investments.

Dreman Contrarian Funds

Dreman Contrarian Small Cap Value Fund

Portfolio of Investments (Unaudited)

January 31, 2011

Shares		Value
Common Stocks — 95.8%
Consumer Discretionary — 12.7%
63,500	Aaron’s, Inc.	$1,218,565
60,725	Brinker International, Inc.	1,428,859
55,700	Cooper Tire & Rubber Co.	1,273,302
35,525	Hanesbrands, Inc. (a)	817,786
46,425	Helen of Troy, Ltd. (a)	1,303,150
42,350	International Speedway Corp.- Class A	1,225,186
61,365	Jakks Pacific, Inc. (a)	1,061,001
37,640	Jarden Corp.	1,275,996
79,328	Jones Group, Inc./The	1,006,672
19,009	LIFE TIME FITNESS, Inc. (a)	758,079
47,421	Nutrisystem, Inc.	899,102
74,975	Regis Corp.	1,256,581
132,842	Sonic Corp. (a)	1,273,955
41,625	Wolverine World Wide, Inc.	1,325,756

		16,123,990

Consumer Staples — 5.1%
45,677	Central European Distribution Corp. (CEDC) (a)	1,047,830
26,675	Corn Products International, Inc.	1,230,518
72,900	Del Monte Foods Co.	1,382,184
30,175	Nash Finch Co.	1,136,692
26,933	Universal Corp.	1,020,491
39,872	Vector Group, Ltd.	638,351

		6,456,066

Energy — 7.9%
33,660	Atwood Oceanics, Inc. (a)	1,360,537
210,550	Cal Dive International, Inc. (a)	1,292,777
21,850	Contango Oil & Gas Co. (a)	1,267,300
42,700	Frontline, Ltd.	1,107,211
42,810	James River Coal Co. (a)	962,583
37,450	Superior Energy Services, Inc. (a)	1,315,244
68,674	Tesoro Corp. (a)	1,321,974
66,098	W&T Offshore, Inc.	1,345,094

		9,972,720

Financials — 13.7%
20,011	Allied World Assurance Co. Holdings, Ltd.	1,207,264
115,950	Apollo Investment Corp.	1,367,630
34,943	Argo Group International Holdings, Ltd.	1,244,670
39,600	Aspen Insurance Holdings, Ltd.	1,189,980
60,424	BancorpSouth, Inc.	945,031
26,377	Bank of Hawaii Corp.	1,236,290
12,551	Endurance Specialty Holdings, Ltd.	583,496
64,374	FirstMerit Corp.	1,179,332
125,025	Fulton Financial Corp.	1,290,258
25,825	Hanover Insurance Group, Inc.	1,221,523
26,325	Platinum Underwriters Holdings, Ltd.	1,163,565
10,317	Prosperity Bancshares, Inc.	417,323
45,358	Protective Life Corp.	1,250,520
17,717	Raymond James Financial, Inc.	641,710
35,100	Waddell & Reed Financial, Inc.- Class A	1,267,812
65,685	Washington Federal, Inc.	1,135,694

		17,342,098

Health Care — 10.1%

32,578	Alere, Inc. (a)	1,276,080
38,500	Amedisys, Inc. (a)	1,312,465
60,675	AmSurg Corp (a)	1,278,422
37,150	Charles River Laboratories International, Inc. (a)	1,424,702
41,375	Healthspring, Inc. (a)	1,257,386
35,270	LifePoint Hospitals, Inc. (a)	1,241,504
19,350	MEDNAX, Inc. (a)	1,280,003
39,725	Owens & Minor, Inc.	1,173,079
36,025	STERIS Corp.	1,254,391
22,975	Teleflex, Inc.	1,316,927

		12,814,959

Industrials — 15.3%
27,170	Aircastle Ltd.	288,545
16,975	Alliant Techsystems, Inc. (a)	1,286,026
15,695	Ameron International Corp.	1,082,484
60,675	Barnes Group, Inc.	1,202,579
56,484	Briggs & Stratton Corp.	1,127,985
46,800	Brink’s Co./The	1,263,600
7,604	Curtiss-Wright Corp.	263,859
2,558	Diana Containerships, Inc. (a)	31,970
109,725	Diana Shipping, Inc. (a)	1,273,907
42,400	EMCOR Group, Inc. (a)	1,283,872
39,975	EnerSys (a)	1,311,979
18,525	Esterline Technologies Corp. (a)	1,318,609
41,600	GATX Corp.	1,383,200
34,450	General Cable Corp. (a)	1,274,995
52,344	Geo Group, Inc./The (a)	1,244,217
61,825	GrafTech International, Ltd. (a)	1,298,325
24,025	Ryder System, Inc.	1,155,122
57,484	Tutor Perini Corp.	1,305,462

		19,396,736

Information Technology — 12.0%
68,405	Amkor Technology, Inc. (a)	556,817
21,375	Anixter International, Inc.	1,352,396
101,940	Arris Group, Inc. (a)	1,272,211
23,625	CACI International, Inc.- Class A (a)	1,310,951
26,900	DST Systems, Inc.	1,279,364
141,375	Earthlink, Inc.	1,205,929
24,756	Jabil Circuit, Inc.	500,319
22,087	Jack Henry & Associates, Inc.	652,892
13,990	JDA Software Group, Inc. (a)	422,218
30,200	Lexmark International, Inc. (a)	1,052,168
54,175	Microsemi Corp. (a)	1,218,396
73,543	NCR Corp. (a)	1,206,105
54,337	Net 1 UEPS Technologies, Inc. (a)	628,136
35,800	Plantronics, Inc.	1,267,320
10,475	QLogic Corp. (a)	186,560
39,025	Synaptics, Inc. (a)	1,110,652

		15,222,434

Materials — 6.5%
159,533	Gammon Gold, Inc. (a)	1,201,283
72,886	Minefinders Corp., Ltd. (a)	706,265
157,713	New Gold, Inc. (a)	1,268,013
34,000	OM Group, Inc. (a)	1,230,120
58,650	RPM International, Inc.	1,374,169
22,225	Scotts Miracle-Gro Co.- Class A	1,148,366
99,975	Thompson Creek Metals Co, Inc. (a)	1,353,661

		8,281,877

Real Estate Investment Trusts — 6.9%
158,575	Anworth Mortgage Asset Corp.	1,089,410
75,775	CBL & Associates Properties, Inc.	1,292,721
48,112	CommonWealth REIT	1,283,147

See accompanying notes which are an integral part of these portfolios of investments.

53,400	Hospitality Properties Trust	1,328,058
108,536	Medical Properties Trust, Inc.	1,191,725
61,725	Omega Healthcare Investors, Inc.	1,375,233
90,425	Pennsylvania Real Estate Investment Trust	1,235,206

		8,795,500

Utilities — 5.6%
35,200	ALLETE, Inc.	1,299,232
31,250	IDACORP, Inc.	1,167,813
89,100	NV Energy, Inc.	1,280,367
37,005	Portland General Electric Co.	826,692
70,400	TECO Energy, Inc.	1,296,064
45,400	Vectren Corp.	1,202,646

		7,072,814

Total Common Stocks (Cost $99,502,596)		121,479,194

Cash Equivalents — 2.6%
3,294,074	Huntington Money Market Fund - Trust Shares, 0.010% (b) (c)	3,294,074

Total Cash Equivalents (Cost $3,294,074)		3,294,074

Total Investments (Cost $102,796,670) — 98.4%		124,773,268

Other Assets in Excess of Liabilities — 1.6%		2,000,441

Net Assets — 100.0%		$126,773,709

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of January 31, 2011.
(c)	Investment in an affiliated fund.

See accompanying notes which are an integral part of these portfolios of investments.

Dreman Contrarian Funds

Dreman Market Over-Reaction Fund

Portfolio of Investments (Unaudited)

January 31, 2011

Shares		Value
Common Stocks — 99.6%
Consumer Discretionary — 2.9%
2,394	Best Buy Co., Inc.	$81,396
4,917	Ford Motor Co. (a)	78,426
2,157	HONDA MOTOR CO., LTD. (b)	93,916

		253,738

Consumer Staples — 1.0%
2,752	Archer-Daniels-Midland Co.	89,908
Energy — 11.6%
1,894	BP PLC (b)	89,908
3,530	Chesapeake Energy Corp.	104,241
934	Chevron Texaco Corp.	88,665
910	China Petroleum & Chemical Corp. (b)	100,300
1,271	ConocoPhillips	90,826
1,923	Eni S.p.A. (b)	91,342
3,249	Gazprom (b)	86,943
1,446	LUKOIL (b)	89,609
2,467	Petroleo Brasileiro SA (b)	90,613
1,565	Total SA (b)	91,975
1,189	Transocean, Ltd. (a)	95,037

		1,019,459

Financials — 29.6%
1,354	ACE, Ltd.	83,393
13,864	Aegon N.V. (a) (c)	102,594
1,482	Aflac, Inc.	85,334
6,967	Allianz SE (b)	97,259
2,660	Allstate Corp./The	82,832
8,247	Banco Bilbao Vizcaya Argentaria, SA (b)	101,191
6,351	Banco Santander Brasil SA (b)	73,672
7,825	Banco Santander SA (b)	95,778
2,508	BNP Paribas (b)	93,925
2,030	Capital One Financial Corp.	97,765
1,396	Chubb Corp./The	80,870
2,125	Credit Suisse Group AG (b)	95,009
1,879	DBS Group Holdings Ltd. (b)	88,407
1,591	Deutsche Bank AG (d)	93,153
505	Goldman Sachs Group, Inc./The	82,628
3,177	Hartford Financial Services Group, Inc./The	88,257
2,081	JPMorgan Chase & Co.	93,520
2,147	Loews Corp.	85,987
1,894	MetLife, Inc.	86,688
22,827	Mizuho Financial Group, Inc. (b)	88,569
1,409	PNC Financial Services Group, Inc.	84,540
1,439	Prudential Financial, Inc.	88,513
928	Shinhan Financial Group Co., Ltd. (b)	82,787
7,637	Societe Generale (b)	98,823
1,595	Swiss Reinsurance Co., Ltd. (b)	91,186
1,500	Travelers Cos., Inc./The	84,390
5,161	UBS AG (a) (d)	92,692
3,044	United Overseas Bank Ltd. (b)	94,668
2,197	Woori Finance Holdings Co., Ltd. (b)	85,024

		2,599,454

Health Care — 14.8%

2,747	Aetna, Inc.	90,486
1,454	Amgen Inc. (a)	80,086
1,789	AstraZeneca PLC (b)	87,482
2,271	CIGNA Corp.	95,427
2,359	Eli Lilly & Co.	82,022
2,482	Forest Laboratories, Inc. (a)	80,069
2,205	Gilead Sciences, Inc. (a)	84,628
1,509	Humana, Inc. (a)	87,477
2,220	Medtronic, Inc.	85,070
2,279	Merck & Co., Inc.	75,594
4,861	Pfizer, Inc.	88,567
2,320	Roche Holding AG (b)	88,786
2,568	Sanofi-Aventis (b)	88,365
2,336	UnitedHealth Group, Inc.	95,893
1,477	WellPoint, Inc. (a)	91,751

		1,301,703

Industrials — 6.0%
6,556	Delta Air Lines, Inc. (a)	76,508
1,181	General Dynamics Corp.	89,047
1,184	Lockheed Martin Corp.	94,246
261	MITSUI & CO., LTD. (b)	87,957
1,283	Northrop Grumman Corp.	88,912
1,838	Raytheon Co.	91,882

		528,552

Information Technology — 8.8%
4,405	Corning, Inc.	97,835
6,197	Dell Inc. (a)	81,552
1,968	Hewlett-Packard Co.	89,918
1,692	Hitachi, Ltd. (b)	93,788
3,881	Intel Corp.	83,286
4,749	LG Display Co., Ltd. (b)	80,496
4,377	Marvell Technology Group Ltd. (a)	83,207
1,369	Research In Motion Ltd. (a)	80,922
1,688	SanDisk Corp. (a)	76,585

		767,589

Materials — 1.9%
5,076	Companhia Siderurgica Nacional SA (b)	86,597
805	POSCO (b)	82,223

		168,820

Real Estate Investment Trusts — 0.9%
4,591	Annaly Capital Management, Inc.	81,858

Telecommunication Services — 12.5%
2,914	BT Group PLC (b)	82,466
1,691	China Mobile Ltd. (b)	83,096
6,436	Deutsche Telekom AG (b)	85,727
3,909	France Telecom SA (b)	85,803
5,754	Koninklijke (Royal) KPN NV (b)	90,856
4,045	Mobile TeleSystems (b)	77,300
1,474	Philippine Long Distance Telephone Co. (b)	82,102
6,381	Portugal Telecom, SGPS, SA (b)	74,402
4,403	SK Telecom Co., Ltd. (b)	76,172
6,563	Telecom Italia S.p.A. (b)	93,260
3,663	Telefonica SA (b)	92,051
1,785	Telenor ASA (b)	82,824
3,121	Vodafone Group PLC (b)	88,512

		1,094,571

Utilities — 9.6%
2,316	American Electric Power Company, Inc.	82,635
6,332	Centrais Eletricas Brasileiras SA (Eletrobras) (b)	86,305

See accompanying notes which are an integral part of these portfolio of investments.

2,155	Edison International	78,183
1,449	Empresa Nacional de Electricidad SA (Endesa-Chile) (b)	75,638
1,179	Entergy Corp.	85,088
2,016	Exelon Corp.	85,700
2,291	FirstEnergy Corp.	89,624
3,194	PPL Corp.	82,373
2,606	Public Service Enterprise Group, Inc.	84,513
1,271	RWE AG (b)	91,766

		841,825

Total Common Stocks(Cost $7,747,730)		8,747,477

Cash Equivalents — 0.3%
25,469	Huntington Money Market Fund - Trust Shares, 0.010% (e) (f)	25,469

Total Cash Equivalents(Cost $25,469)		25,469

Total Investments (Cost $7,773,199) — 99.9%		8,772,946

Other Assets in Excess of Liabilities — 0.1%		12,576

Net Assets — 100.0%		$8,785,522

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	New York Registry.
(d)	Global Registered Shares.
(e)	Rate disclosed is the seven day yield as of January 31, 2011.
(f)	Investment in an affiliated fund.

Diversification of Assets

Country	Percentage
Bermuda	1.0%
Brazil	3.8%
Canada	0.9%
Chile	0.9%
China	1.1%
France	5.2%
Germany	4.2%
Hong Kong	1.0%
Italy	2.1%
Japan	4.1%
Netherlands	2.2%
Norway	0.9%
Phillippines	0.9%
Portugal	0.9%
Republic of South Korea	4.6%
Russian Federation	2.9%
Singapore	2.1%
Spain	3.3%
Switzerland	6.2%
United Kingdom	4.0%
United States	47.3%

Total	99.6%
Cash Equivalents	0.3%
Other Assets in Excess of Liabilities	0.1%

Grand Total	100.0%

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds

Dreman Contrarian International Value Fund

Portfolio of Investments (Unaudited)

January 31, 2011

Shares		Value
Common Stocks — 99.7%
Consumer Discretionary — 1.9%
290	Carnival PLC (a)	$13,270

Consumer Staples — 8.2%
190	British American Tobacco PLC (a)	14,083
182	Delhaize Group (a)	14,451
188	Diageo PLC (a)	14,438
512	Unilever PLC (a)	14,853

		57,825

Energy — 21.5%
445	BP PLC (a)	21,124
301	Eni S.p.A. (a)	14,298
231	Ensco PLC (a)	12,553
532	Gazprom (a)	14,236
229	LUKOIL (a)	14,191
636	Nexen, Inc.	15,995
402	Petroleo Brasileiro S.A. (a)	14,766
202	Royal Dutch Shell PLC (a)	14,340
619	StatoilHydro ASA (a)	15,116
251	Total SA (a)	14,751

		151,370

Financials — 23.8%
1,230	Allianz SE (a)	17,171
1,460	Banco Bilbao Vizcaya Argentaria, S.A. (a)	17,914
1,352	Banco Santander SA (a)	16,549
160	Bank of Montreal	9,245
792	Barclays PLC (a)	14,890
279	Deutsche Bank AG (b)	16,335
296	HSBC Holdings PLC (a)	16,173
1,497	ING Groep N.V. (a) (c)	17,051
264	KB Financial Group, Inc. (a)	13,747
2,172	Nomura Holdings, Inc. (a)	13,271
715	Prudential PLC (a)	15,487

		167,833

Health Care — 10.3%
293	AstraZeneca PLC (a)	14,328
324	Covidien PLC	15,380
376	GlaxoSmithKline PLC (a)	13,660
420	Sanofi-Aventis (a)	14,452
265	Smith & Nephew PLC (a)	14,837

		72,657

Industrials — 10.0%
553	ABB, Ltd. (a) (c)	13,090
672	BAE Systems PLC (a)	14,697
469	Chicago Bridge & Iron Co. N.V. (c) (d)	15,425
889	Seaspan Corp	12,722
110	Siemens AG (a)	14,125

		70,059

Information Technology — 4.6%
1,506	China Digital TV Holding Co., Ltd. (a)	10,105
630	Net 1 UEPS Technologies, Inc. (c)	7,283
1,395	Nokia Corp (a)	14,927

		32,315

Materials — 10.5%
157	Agrium, Inc.	13,877

255	Barrick Gold Corp.	12,115
168	BASF SE (a)	12,986
143	BHP Billiton Ltd. (a)	12,731
1,051	Minefinders Corp., Ltd. (c)	10,184
1,096	Yamana Gold, Inc.	12,385

		74,278

Telecommunication Services — 7.7%
598	Nippon Telegraph & Telephone Corp. (a)	13,892
719	SK Telecom Co., Ltd. (a)	12,439
1,014	Telstra Corp Ltd (a)	14,216
490	Vodafone Group PLC (a)	13,896

		54,443

Utilities — 1.2%
168	Cia de Saneamento Basico do Estado de Sao Paulo (a) (c)	8,328

Total Common Stocks(Cost $630,215)		702,378

Cash Equivalents — 0.4%
2,786	Huntington U.S. Treasury Money Market Fund - Trust Shares, 0.010% (e) (f)	2,786

Total Cash Equivalents(Cost $2,786)		2,786

Total Investments (Cost $633,001) — 100.1%		705,164

Liabilities in Excess of Other Assets — (0.1)%		(635)

Net Assets — 100.0%		$704,529

(a)	American Depositary Receipt.
(b)	Global Registered Shares.
(c)	Non-income producing security.
(d)	New York Registry.
(e)	Rate disclosed is the seven day yield as of January 31, 2011.
(f)	Investment in an affiliated fund.

Diversification of Assets

Country	Percentage
Australia	3.8%
Belgium	2.1%
Brazil	3.3%
Canada	10.5%
China	1.4%
Finland	2.1%
France	4.1%
Germany	8.6%
Ireland	2.2%
Italy	2.0%
Japan	3.9%
Marshall Islands	1.8%
Netherlands	6.6%
Norway	2.2%
Republic of South Korea	3.7%
Russian Federation	4.0%
Spain	4.9%
Switzerland	1.9%
United Kingdom	29.6%
United States	1.0%
Total	99.7%

Cash Equivalents	0.4%
Liabilities in Excess of Other Assets	(0.1)%

Grand Total	100.0%

See accompanying notes which are an integral part of these portfolios of investments.

Dreman Contrarian Funds

Notes to the Portfolio of Investments

January 31, 2011

(Unaudited)

At January 31, 2011, the cost and net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Dreman High Opportunity Fund	Dreman Contrarian Mid Cap Value Fund	Dreman Contrarian Small Cap Value Fund	Dreman Market Over-Reaction Fund	Dreman Contrarian International Value Fund
Gross Appreciation	$19,517,801	$150,012	$22,509,195	$1,044,014	$75,115
Gross (Depreciation)	(312,981)	(46,786)	(2,156,805)	(60,115)	(4,097)

Net Appreciationon Investments	$19,204,820	$103,226	$20,352,390	$983,899	$71,018

Tax Cost	$95,186,082	$861,340	$104,420,878	$7,789,047	$634,146

At January 31, 2011, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and income from certain investments.

Security Transactions and Related Income – During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

Dreman Contrarian Funds

Notes to the Portfolio of Investments - continued

January 31, 2011

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, Global Registered securities, New York Registry securities, exchanged-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities. The escrow rights owned by the Mid Cap Value Fund were valued with considerations that no market exists for the rights and any future payments are not expected.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Dreman Contrarian Funds

Notes to the Portfolio of Investments - continued

January 31, 2011

(Unaudited)

The following is a summary of the inputs used to value the High Opportunity Fund’s investments as of January 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$113,505,954	$—	$—	$113,505,954
Exchange-Traded Funds	250,018	—	—	250,018
Cash Equivalents	634,930	—	—	634,930
Total	$114,390,902	$—	$—	$114,390,902

*	Refer to the Portfolio of Investments for industry classifications.

The following is a summary of the inputs used to value the Mid Cap Value Fund’s investments as of January 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$947,674	$—	$—	$947,674
Escrow Rights	—	—	—	—
Cash Equivalents	16,892	—	—	16,892
Total	$964,566	$—	$—	$964,566

*	Refer to the Portfolio of Investments for industry classifications.

The following is a summary of the inputs used to value the Small Cap Value Fund’s investments as of January 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$121,479,194	$—	$—	$121,479,194
Cash Equivalents	3,294,074	—	—	3,294,074
Total	$124,773,268	$—	$—	$124,773,268

*	Refer to the Portfolio of Investments for industry classifications.

Dreman Contrarian Funds

Notes to the Portfolio of Investments - continued

January 31, 2011

(Unaudited)

The following is a summary of the inputs used to value the Market Over-Reaction Fund’s investments as of January 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$8,747,477	$—	$—	$8,747,477
Cash Equivalents	25,469	—	—	25,469
Total	$8,772,946	$—	$—	$8,772,946

*	Refer to the Portfolio of Investments for industry classifications.

The following is a summary of the inputs used to value the International Value Fund’s investments as of January 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$702,378	$—	$—	$702,378
Cash Equivalents	2,786	—	—	2,786
Total	$705,164	$—	$—	$705,164

*	Refer to the Portfolio of Investments for industry classifications.

The High Opportunity, Small Cap Value, Market Over-Reaction, and the International Value Funds, and did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Mid Cap Value Fund held an escrow right which was valued at $0.00 at January 31, 2011. There were no transactions, income, or changes in valuations for this security during this period ending January 31, 2011.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Dreman Contrarian Funds

By
/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date 3/30/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date 3/30/2011

By
/s/ Robert Silva
Robert Silva, Treasurer and Chief Financial Officer

Date 3/30/2011